Federated Hermes Treasury Obligations Fund Expense Example - Cash Management Shares [Member] - Federated Hermes Treasury Obligations Fund - CMS	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	$ 966